UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22048

Investment Company Act File Number

Emerging Markets Local Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2015

Date of Reporting Period

Item 1. Schedule of Investments

Emerging Markets Local Income Portfolio

July 31, 2015

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 73.2%

Security	Principal Amount (000’s omitted)		Value
Albania — 0.7%
Republic of Albania, 7.50%, 11/4/15(1)	EUR	1,500	$1,663,059
Republic of Albania, 8.93%, 4/23/25	ALL	66,500	535,218

Total Albania			$2,198,277

Angola — 0.3%
Republic of Angola Via Northern Lights III BV, 7.00%, 8/16/19(1)	USD	1,000	$997,200

Total Angola			$997,200

Argentina — 1.5%
Republic of Argentina, 8.28%, 12/31/33(2)(3)	USD	5,412	$4,493,916

Total Argentina			$4,493,916

Armenia — 0.1%
Republic of Armenia, 7.15%, 3/26/25(1)	USD	407	$404,436

Total Armenia			$404,436

Bangladesh — 3.1%
Bangladesh Treasury Bond, 10.10%, 6/11/19	BDT	83,900	$1,142,869
Bangladesh Treasury Bond, 11.37%, 4/4/17	BDT	75,500	1,029,450
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	125,000	1,706,846
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	301,600	4,125,993
Bangladesh Treasury Bond, 11.70%, 6/5/18	BDT	56,100	787,873
Bangladesh Treasury Bond, 11.72%, 2/6/18	BDT	29,600	413,256

Total Bangladesh			$9,206,287

Barbados — 1.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	3,841	$3,543,322
Barbados Government International Bond, 6.625%, 12/5/35(4)	USD	787	726,008

Total Barbados			$4,269,330

Bosnia and Herzegovina — 1.2%
Bosnia and Herzegovina Government Bond, 2.50%, 8/31/15	BAM	120	$67,377
Republic of Srpska, 1.50%, 6/30/23	BAM	260	116,400
Republic of Srpska, 1.50%, 10/30/23	BAM	796	361,088
Republic of Srpska, 1.50%, 12/15/23	BAM	43	19,361
Republic of Srpska, 1.50%, 5/31/25	BAM	5,562	2,377,086
Republic of Srpska, 1.50%, 6/9/25	BAM	534	226,535
Republic of Srpska, 1.50%, 12/24/25	BAM	581	242,214
Republic of Srpska, 1.50%, 9/25/26	BAM	361	143,571
Republic of Srpska, 9.00%, 9/26/27	BAM	109	41,544

Total Bosnia and Herzegovina			$3,595,176

Brazil — 1.6%
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/17	BRL	12,490	$3,499,023
Brazil Nota do Tesouro Nacional, 10.00%, 1/1/21	BRL	5,127	1,344,380

Total Brazil			$4,843,403

Colombia — 4.3%
Republic of Colombia, 5.00%, 6/15/45	USD	1,850	$1,725,125
Republic of Colombia, 7.75%, 4/14/21	COP	6,301,000	2,361,562
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	3,528,300	1,456,261
Titulos De Tesoreria B, 11.25%, 10/24/18	COP	17,661,000	7,172,365

Total Colombia			$12,715,313

Security	Principal Amount (000’s omitted)		Value
Costa Rica — 0.0%(5)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	62,205	$103,698
Titulo Propiedad UD, 1.63%, 7/13/16(6)	CRC	6,988	12,905

Total Costa Rica			$116,603

Dominican Republic — 2.3%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(4)	DOP	15,020	$352,250
Dominican Republic International Bond, 9.04%, 1/23/18(1)	USD	557	603,849
Dominican Republic International Bond, 9.04%, 1/23/18(4)	USD	1,858	2,012,849
Dominican Republic International Bond, 11.50%, 5/10/24(4)	DOP	28,000	662,744
Dominican Republic International Bond, 14.00%, 4/30/21(4)	DOP	8,500	216,967
Dominican Republic International Bond, 14.50%, 2/10/23(1)	DOP	26,400	701,130
Dominican Republic International Bond, 14.50%, 2/10/23(4)	DOP	2,300	61,083
Dominican Republic International Bond, 15.95%, 6/4/21(4)	DOP	17,000	474,378
Dominican Republic International Bond, 18.50%, 2/4/28(1)	DOP	52,700	1,682,308
Dominican Republic International Bond, 18.50%, 2/4/28(4)	DOP	1,000	31,922

Total Dominican Republic			$6,799,480

Ecuador — 6.2%
Republic of Ecuador, 7.95%, 6/20/24(1)	USD	4,334	$3,651,395
Republic of Ecuador, 7.95%, 6/20/24(4)	USD	600	505,500
Republic of Ecuador, 9.375%, 12/15/15(1)	USD	8,739	8,695,305
Republic of Ecuador, 10.50%, 3/24/20(4)	USD	5,615	5,376,587

Total Ecuador			$18,228,787

Fiji — 0.6%
Republic of Fiji, 9.00%, 3/15/16	USD	1,737	$1,761,387

Total Fiji			$1,761,387

Indonesia — 7.1%
Indonesia Government Bond, 7.00%, 5/15/27	IDR	31,377,000	$2,046,247
Indonesia Government Bond, 7.875%, 4/15/19	IDR	38,448,000	2,820,894
Indonesia Government Bond, 8.25%, 7/15/21	IDR	4,730,000	345,973
Indonesia Government Bond, 8.25%, 6/15/32	IDR	11,609,000	816,342
Indonesia Government Bond, 8.375%, 9/15/26	IDR	14,100,000	1,033,330
Indonesia Government Bond, 9.00%, 3/15/29	IDR	30,681,000	2,315,875
Indonesia Government Bond, 9.50%, 7/15/23	IDR	35,245,000	2,738,399
Indonesia Government Bond, 9.50%, 7/15/31	IDR	50,388,000	3,951,514
Indonesia Government Bond, 9.50%, 5/15/41	IDR	5,702,000	446,579
Indonesia Government Bond, 10.00%, 9/15/24	IDR	22,100,000	1,775,798
Indonesia Government Bond, 10.00%, 2/15/28	IDR	8,560,000	692,001
Indonesia Government Bond, 10.25%, 7/15/27	IDR	22,325,000	1,838,375

Total Indonesia			$20,821,327

Iraq — 1.4%
Republic of Iraq, 5.80%, 1/15/28(1)	USD	5,217	$4,166,818

Total Iraq			$4,166,818

Ivory Coast — 0.2%
Ivory Coast, 6.375%, 3/3/28(4)	USD	600	$571,500

Total Ivory Coast			$571,500

Jamaica — 0.0%(5)
Jamaica Government International Bond, 7.875%, 7/28/45	USD	134	$133,330

Total Jamaica			$133,330

Jordan — 2.8%
Kingdom of Jordan, 3.875%, 11/12/15(1)	USD	8,300	$8,356,440

Total Jordan			$8,356,440

Kazakhstan — 0.7%
Kazakhstan Government International Bond, 5.125%, 7/21/25(4)	USD	1,760	$1,745,480
Kazakhstan Government International Bond, 6.50%, 7/21/45(4)	USD	265	263,065

Total Kazakhstan			$2,008,545

Security	Principal Amount (000’s omitted)		Value
Kenya — 0.6%
Kenya Treasury Bond, 11.855%, 5/22/17	KES	172,850	$1,743,759

Total Kenya			$1,743,759

Lebanon — 1.4%
Lebanon Treasury Note, 6.50%, 12/27/15	LBP	241,940	161,663
Lebanese Republic, 8.50%, 1/19/16(1)	USD	4,065	$4,134,105

Total Lebanon			$4,295,768

Macedonia — 1.8%
Republic of Macedonia, 3.975%, 7/24/21(4)	EUR	4,871	$5,169,405

Total Macedonia			$5,169,405

Mexico — 2.6%
Mexican Bonos, 8.50%, 5/31/29	MXN	39,000	$2,897,696
Mexican Bonos, 8.50%, 11/18/38	MXN	36,100	2,729,532
Mexican Bonos, 10.00%, 11/20/36	MXN	22,074	1,904,325

Total Mexico			$7,531,553

Nigeria — 0.3%
Republic of Nigeria, 5.125%, 7/12/18(1)	USD	905	$902,294

Total Nigeria			$902,294

Pakistan — 0.6%
Islamic Republic of Pakistan, 6.875%, 6/1/17(1)	USD	1,630	$1,702,165

Total Pakistan			$1,702,165

Philippines — 3.1%
Republic of the Philippines, 4.95%, 1/15/21	PHP	90,000	$2,068,062
Republic of the Philippines, 6.25%, 1/14/36	PHP	286,000	7,134,210

Total Philippines			$9,202,272

Romania — 4.4%
Romania Government Bond, 4.75%, 2/24/25	RON	6,095	$1,642,110
Romania Government Bond, 5.85%, 4/26/23	RON	1,500	428,656
Romania Government Bond, 5.95%, 6/11/21	RON	38,430	10,979,254

Total Romania			$13,050,020

Russia — 2.2%
Russia Government Bond, 7.00%, 8/16/23	RUB	126,860	$1,676,577
Russia Government Bond, 7.40%, 6/14/17	RUB	37,974	586,431
Russia Government Bond, 7.50%, 3/15/18	RUB	102,246	1,550,363
Russia Government Bond, 7.60%, 4/14/21	RUB	150,035	2,142,319
Russia Government Bond, 8.15%, 2/3/27	RUB	46,345	644,322

Total Russia			$6,600,012

Rwanda — 0.6%
Republic of Rwanda, 6.625%, 5/2/23(1)(3)	USD	1,640	$1,674,637

Total Rwanda			$1,674,637

Serbia — 10.1%
Republic of Serbia, 5.25%, 11/21/17(1)	USD	1,098	$1,142,963
Republic of Serbia, 5.875%, 12/3/18(1)	USD	4,570	4,831,038
Serbia Treasury Bond, 4.50%, 6/2/17	EUR	1,485	1,680,224
Serbia Treasury Bond, 10.00%, 12/12/15	RSD	454,900	4,232,313
Serbia Treasury Bond, 10.00%, 1/30/16	RSD	75,400	705,487
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	96,150	901,398
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	700,500	6,623,926
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	169,090	1,601,589
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	105,310	1,009,633
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	28,730	278,460
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	87,280	835,998
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	628,610	5,933,329

Total Serbia			$29,776,358

Security	Principal Amount (000’s omitted)		Value
South Africa — 2.2%
Republic of South Africa, 6.75%, 3/31/21(3)	ZAR	45,745	$3,427,914
Republic of South Africa, 7.00%, 2/28/31	ZAR	25,285	1,720,346
Republic of South Africa, 10.50%, 12/21/26	ZAR	13,176	1,213,463

Total South Africa			$6,361,723

Thailand — 1.7%
Kingdom of Thailand, 3.625%, 6/16/23	THB	132,132	$3,984,467
Kingdom of Thailand, 3.85%, 12/12/25	THB	31,938	989,315

Total Thailand			$4,973,782

Turkey — 0.9%
Turkey Government Bond, 6.30%, 2/14/18	TRY	7,829	$2,627,466

Total Turkey			$2,627,466

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 8/20/15	UYU	8,480	$296,584
Monetary Regulation Bill, 0.00%, 4/21/16(6)	UYU	13,711	468,233
Monetary Regulation Bill, 0.00%, 7/28/16	UYU	6,755	208,829
Republic of Uruguay, 5.00%, 9/14/18(6)	UYU	3,234	114,123
Uruguay Notas Del Tesoro, 10.25%, 8/22/15	UYU	8,206	288,228

Total Uruguay			$1,375,997

Venezuela — 3.1%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(3)	USD	963	$780,828
Bolivarian Republic of Venezuela, 9.25%, 9/15/27(3)	USD	8,063	3,406,618
Bolivarian Republic of Venezuela, 9.25%, 5/7/28(1)	USD	4,096	1,531,754
Bolivarian Republic of Venezuela, 11.95%, 8/5/31(1)(3)	USD	8,031	3,373,020

Total Venezuela			$9,092,220

Zambia — 1.5%
Republic of Zambia, 8.97%, 7/30/27(4)	USD	1,507	$1,446,720
Zambia Government Bond, 11.00%, 9/2/19	ZMW	30,900	2,904,692

Total Zambia			$4,351,412

Total Foreign Government Bonds (identified cost $259,207,514)			$216,118,398

Foreign Corporate Bonds — 8.5%

Security	Principal Amount (000’s omitted)		Value
Azerbaijan — 0.1%
International Bank of Azerbaijan OJSC Via Rubrika Finance Co., Ltd., 6.17%, 5/10/17(1)(7)	USD	400	$391,500

Total Azerbaijan			$391,500

Brazil — 0.6%
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	1,435	$1,346,604
Petrobras International Finance Co. SA, 3.875%, 1/27/16	USD	418	419,099

Total Brazil			$1,765,703

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(1)	COP	697,000	$254,188

Total Colombia			$254,188

Finland — 0.3%
Municipality Finance PLC, 0.50%, 12/6/16	TRY	2,961	$934,215

Total Finland			$934,215

Georgia — 1.8%
Bank of Georgia JSC, 7.75%, 7/5/17(1)	USD	5,051	$5,266,072

Total Georgia			$5,266,072

Security	Principal Amount (000’s omitted)		Value
India — 1.4%
Export-Import Bank of India, 8.87%, 10/30/29	INR	15,000	$244,909
Food Corp. of India, 9.95%, 3/7/22	INR	50,000	842,177
Mahanagar Telephone Nigam, Ltd., 8.29%, 11/28/24	INR	35,000	548,214
National Hydroelectric PC, Ltd., 8.85%, 2/11/26	INR	15,000	241,930
NTPC, Ltd., 9.17%, 9/22/24	INR	35,000	572,104
Power Finance Corp., Ltd., 9.32%, 9/17/19	INR	50,000	804,163
Power Grid Corp. of India, Ltd., 8.93%, 10/20/24	INR	15,000	240,407
Rural Electrification Corp., Ltd., 9.04%, 10/12/19	INR	50,000	800,276

Total India			$4,294,180

Mexico — 0.5%
America Movil SAB de CV, 6.00%, 6/9/19	MXN	6,000	$375,636
Petroleos Mexicanos, 7.19%, 9/12/24(4)	MXN	10,630	649,511
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	5,900	378,769

Total Mexico			$1,403,916

Netherlands — 0.1%
Rabobank Nederland, 0.50%, 11/26/21	ZAR	9,400	$416,861

Total Netherlands			$416,861

Russia — 1.0%
Gazprom PAO Via Gaz Capital SA, 5.136%, 3/22/17(1)	EUR	2,665	$3,011,833

Total Russia			$3,011,833

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	880	$277,306

Total South Korea			$277,306

Sri Lanka — 0.3%
Bank of Ceylon, 6.875%, 5/3/17(1)	USD	841	$875,691

Total Sri Lanka			$875,691

Supranational — 2.1%
African Development Bank, 0.50%, 10/26/21	ZAR	9,300	$440,120
Inter-American Development Bank, 7.35%, 9/12/18	IDR	53,440,000	3,785,974
International Bank for Reconstruction & Development, 3.40%, 4/15/17(6)	UYU	43,864	1,516,158
International Finance Corp., 4.45%, 2/26/16	RUB	11,600	180,428
International Finance Corp., 4.50%, 3/29/16	RUB	12,800	197,151

Total Supranational			$6,119,831

Sweden — 0.1%
Svensk Exportkredit AB, 0.50%, 2/27/17	IDR	400,000	$25,110
Svensk Exportkredit AB, 5.15%, 1/30/17(1)	RUB	12,100	179,694

Total Sweden			$204,804

Total Foreign Corporate Bonds (identified cost $27,694,513)			$25,216,100

Sovereign Loans — 0.8%

Borrower	Principal Amount (000’s omitted)		Value
Ethiopia — 0.8%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed) Term Loan, 3.45%, Maturing August 1, 2021(8)(9)(10)(11)		$2,400	$2,374,303

Total Ethiopia			$2,374,303

Total Sovereign Loans (identified cost $2,185,171)			$2,374,303

Short-Term Investments — 18.8%

Foreign Government Securities — 2.9%
Security	Principal Amount (000’s omitted)		Value
Lebanon — 2.1%
Lebanon Treasury Bill, 0.00%, 9/3/15	LBP	6,198,900	$4,098,669
Lebanon Treasury Bill, 0.00%, 10/1/15	LBP	575,500	379,276
Lebanon Treasury Bill, 0.00%, 10/15/15	LBP	676,570	445,121
Lebanon Treasury Bill, 0.00%, 1/14/16	LBP	1,902,400	1,236,459

Total Lebanon			$6,159,525

Sri Lanka — 0.1%
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	6,400	$46,204
Sri Lanka Treasury Bill, 0.00%, 3/11/16	LKR	28,610	205,844

Total Sri Lanka			$252,048

Uruguay — 0.7%
Monetary Regulation Bill, 0.00%, 5/17/16	UYU	41,470	$1,314,274
Monetary Regulation Bill, 0.00%, 6/20/16	UYU	26,616	833,594

Total Uruguay			$2,147,868

Total Foreign Government Securities (identified cost $8,844,991)			$8,559,441

U.S. Treasury Obligations — 4.8%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 9/17/15(12)		$5,000	$4,999,765
U.S. Treasury Bill, 0.00%, 10/15/15		1,600	1,599,886
U.S. Treasury Bill, 0.00%, 1/7/16(12)		7,700	7,696,558

Total U.S. Treasury Obligations (identified cost $14,293,679)			$14,296,209

Repurchase Agreements — 1.8%

Description	Principal Amount (000’s omitted)		Value
Bank of America:
Dated 7/27/15 with a maturity date of 8/12/15, an interest rate of 0.45% payable by the Portfolio and repurchase proceeds of EUR 1,550,766, collateralized by EUR 1,500,000 Bundesrepublik Deutschland 0.50%, due 4/7/17 and a market value, including accrued interest, of $1,670,676.	EUR	1,551	$1,703,428
JPMorgan Chase Bank, N.A.:
Dated 7/7/15 with an interest rate of 6.20%, collateralized by ZAR 43,897,000 Republic of South Africa 8.75%, due 2/28/48 and a market value, including accrued interest, of $3,541,421.(13)	ZAR	44,181	3,492,462

Total Repurchase Agreements (identified cost $5,270,296)			$5,195,890

Other — 9.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.20%(14)	$27,373	$27,373,183

Total Other (identified cost $27,373,183)		$27,373,183

Total Short-Term Investments (identified cost $55,782,149)		$55,424,723

Total Investments — 101.3% (identified cost $344,869,347)		$299,133,524

Less Unfunded Loan Commitments — (0.1)%		$(401,331)

Net Investments — 101.2% (identified cost $344,468,016)		$298,732,193

Other Assets, Less Liabilities — (1.2)%		$(3,608,092)

Net Assets — 100.0%		$295,124,101

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ALL	-	Albanian Lek

BAM	-	Bosnia - Herzegovina Convertible Mark

BDT	-	Bangladesh Taka

BRL	-	Brazilian Real

COP	-	Colombian Peso

CRC	-	Costa Rican Colon

DOP	-	Dominican Peso

EUR	-	Euro

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

PHP	-	Philippine Peso

RON	-	Romanian Leu

RSD	-	Serbian Dinar

RUB	-	Russian Ruble

THB	-	Thai Baht

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

ZAR	-	South African Rand

ZMW	-	Zambian Kwacha

(1)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2015, the aggregate value of these securities is $64,517,044 or 21.9% of the Portfolio’s net assets.

(2)	Defaulted security.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At July 31, 2015, the aggregate value of these securities is $20,265,969 or 6.9% of the Portfolio’s net assets.

(5)	Amount is less than 0.05%.

(6)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2015.

(8)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(9)	Unfunded or partially unfunded loan commitments. The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion.

(10)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at July 31, 2015.

(11)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(14)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2015. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2015 was $20,269.

Securities Sold Short — (0.6)%

Foreign Government Bonds — (0.6)%

Security	Principal Amount (000’s omitted)		Value
Germany — (0.6)%
Bundesrepublik Deutschland, 0.50%, 4/7/17	EUR	(1,500)	$(1,668,059)

Total Germany			$(1,668,059)

Total Foreign Government Bonds (proceeds $1,827,647)			$(1,668,059)

Total Securities Sold Short (proceeds $1,827,647)			$(1,668,059)

EUR	-	Euro

A summary of open financial instruments at July 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 4,527,000	United States Dollar 1,438,102	BNP Paribas	$115,944	$—	$115,944
8/4/15	Brazilian Real 93,240,869	United States Dollar 27,472,265	Morgan Stanley & Co. International PLC	240,306	—	240,306

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/4/15	Brazilian Real 10,560,959	United States Dollar 3,256,741	Morgan Stanley & Co. International PLC	$172,303	$—	$172,303
8/4/15	Brazilian Real 9,679,000	United States Dollar 3,007,302	Standard Chartered Bank	180,449	—	180,449
8/4/15	Brazilian Real 93,240,869	United States Dollar 27,383,515	Standard Chartered Bank	151,555	—	151,555
8/4/15	Brazilian Real 24,766,959	United States Dollar 7,297,277	Standard Chartered Bank	63,831	—	63,831
8/4/15	Euro 6,527,986	Polish Zloty 27,087,877	BNP Paribas	11,749	—	11,749
8/4/15	Euro 6,859,119	Polish Zloty 28,434,477	JPMorgan Chase Bank, N.A.	5,071	—	5,071
8/4/15	Polish Zloty 6,437,477	Euro 1,551,386	BNP Paribas	—	(2,792)	(2,792)
8/4/15	Polish Zloty 21,997,000	Euro 5,199,081	BNP Paribas	—	(121,606)	(121,606)
8/4/15	Polish Zloty 27,087,877	Euro 6,534,285	JPMorgan Chase Bank, N.A.	—	(4,831)	(4,831)
8/4/15	United States Dollar 1,333,824	Brazilian Real 4,527,000	BNP Paribas	—	(11,667)	(11,667)
8/4/15	United States Dollar 3,111,656	Brazilian Real 10,560,959	Morgan Stanley & Co. International PLC	—	(27,218)	(27,218)
8/4/15	United States Dollar 28,753,198	Brazilian Real 93,240,869	Morgan Stanley & Co. International PLC	—	(1,521,238)	(1,521,238)
8/4/15	United States Dollar 2,851,797	Brazilian Real 9,679,000	Standard Chartered Bank	—	(24,945)	(24,945)
8/4/15	United States Dollar 7,273,703	Brazilian Real 24,766,959	Standard Chartered Bank	—	(40,257)	(40,257)
8/4/15	United States Dollar 27,472,265	Brazilian Real 93,240,869	Standard Chartered Bank	—	(240,306)	(240,306)
8/5/15	Euro 18,530,000	United States Dollar 20,819,085	BNP Paribas	468,263	—	468,263
8/12/15	Euro 1,644,000	United States Dollar 1,850,988	Australia and New Zealand Banking Group Limited	45,293	—	45,293
8/12/15	United States Dollar 20,263,327	Hungarian Forint 5,767,583,706	Goldman Sachs International	351,916	—	351,916
8/19/15	Euro 4,760,655	United States Dollar 5,432,050	Goldman Sachs International	202,706	—	202,706
8/19/15	Mexican Peso 21,838,000	United States Dollar 1,391,322	Goldman Sachs International	37,456	—	37,456
8/19/15	United States Dollar 3,732,614	Mexican Peso 56,457,655	Morgan Stanley & Co. International PLC	—	(232,471)	(232,471)
8/19/15	United States Dollar 10,733,477	Mexican Peso 162,349,201	Morgan Stanley & Co. International PLC	—	(668,492)	(668,492)
8/19/15	United States Dollar 3,704,071	Mexican Peso 56,050,000	Standard Chartered Bank	—	(229,201)	(229,201)
8/19/15	United States Dollar 10,651,335	Mexican Peso 161,176,000	Standard Chartered Bank	—	(659,084)	(659,084)
8/24/15	Thai Baht 37,233,000	United States Dollar 1,102,385	Goldman Sachs International	46,790	—	46,790
8/24/15	United States Dollar 19,193,691	Polish Zloty 70,283,023	Goldman Sachs International	—	(572,525)	(572,525)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
8/24/15	United States Dollar 5,710,059	Thai Baht 193,000,000	Deutsche Bank AG	$—	$(238,307)	$(238,307)
8/24/15	United States Dollar 486,634	Thai Baht 16,443,358	Standard Chartered Bank	—	(20,447)	(20,447)
8/26/15	Euro 18,851,253	United States Dollar 21,006,705	Standard Chartered Bank	297,721	—	297,721
8/26/15	United States Dollar 305,111	Uruguayan Peso 8,000,000	HSBC Bank USA, N.A.	—	(25,348)	(25,348)
8/28/15	United States Dollar 4,386,945	Malaysian Ringgit 16,802,000	Bank of America, N.A.	—	(18,452)	(18,452)
8/28/15	United States Dollar 9,037,076	Malaysian Ringgit 34,612,000	Bank of America, N.A.	—	(38,011)	(38,011)
9/2/15	United States Dollar 178,192	Zambian Kwacha 1,391,326	Citibank, N.A.	906	—	906
9/3/15	Euro 7,884,169	United States Dollar 8,650,510	Goldman Sachs International	—	(11,486)	(11,486)
9/3/15	United States Dollar 10,247,724	Euro 9,339,887	Goldman Sachs International	13,607	—	13,607
9/8/15	Philippine Peso 37,856,000	United States Dollar 834,623	BNP Paribas	7,960	—	7,960
9/9/15	United States Dollar 2,371,010	Indian Rupee 153,498,000	BNP Paribas	14,040	—	14,040
9/9/15	United States Dollar 6,162,763	Indian Rupee 396,323,000	Goldman Sachs International	—	(4,700)	(4,700)
9/14/15	New Turkish Lira 558,155	United States Dollar 200,739	BNP Paribas	1,710	—	1,710
9/14/15	New Turkish Lira 8,435,000	United States Dollar 3,080,201	Morgan Stanley & Co. International PLC	72,418	—	72,418
9/14/15	South African Rand 44,061,500	United States Dollar 3,562,252	BNP Paribas	104,240	—	104,240
9/14/15	South African Rand 26,885,000	United States Dollar 2,146,912	BNP Paribas	36,937	—	36,937
9/14/15	South African Rand 10,252,322	United States Dollar 828,872	BNP Paribas	24,255	—	24,255
9/14/15	South African Rand 21,740,000	United States Dollar 1,728,209	BNP Paribas	22,021	—	22,021
9/14/15	South African Rand 38,183,000	United States Dollar 3,019,456	Morgan Stanley & Co. International PLC	22,798	—	22,798
9/14/15	United States Dollar 484,820	New Turkish Lira 1,351,000	BNP Paribas	—	(3,076)	(3,076)
9/14/15	United States Dollar 3,166,958	New Turkish Lira 8,865,000	BNP Paribas	—	(5,845)	(5,845)
9/14/15	United States Dollar 1,754,850	New Turkish Lira 4,879,361	BNP Paribas	—	(14,950)	(14,950)
9/14/15	United States Dollar 10,038,976	New Turkish Lira 27,913,373	BNP Paribas	—	(85,527)	(85,527)
9/14/15	United States Dollar 937,098	New Turkish Lira 2,556,375	Citibank, N.A.	—	(25,537)	(25,537)
9/14/15	United States Dollar 12,448,710	South African Rand 153,978,095	BNP Paribas	—	(364,280)	(364,280)
9/18/15	Hungarian Forint 1,087,293,000	Euro 3,494,041	Deutsche Bank AG	—	(44,701)	(44,701)
9/28/15	United States Dollar 124,155	Azerbaijani Manat 101,000	ICBC Standard Bank plc	—	(29,105)	(29,105)
9/28/15	United States Dollar 73,801	Uruguayan Peso 2,000,000	HSBC Bank USA, N.A.	—	(4,529)	(4,529)
9/29/15	Euro 1,244,108	Romanian Leu 5,559,671	BNP Paribas	17,019	—	17,019

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
9/30/15	South African Rand 82,332,700	United States Dollar 6,691,703	BNP Paribas	$248,119	$—	$248,119
9/30/15	United States Dollar 4,834,156	South African Rand 59,478,000	BNP Paribas	—	(179,244)	(179,244)
10/1/15	Colombian Peso 8,134,881,000	United States Dollar 2,989,666	BNP Paribas	174,472	—	174,472
10/1/15	Hungarian Forint 1,654,972,507	Euro 5,312,913	Morgan Stanley & Co. International PLC	—	(71,862)	(71,862)
10/1/15	United States Dollar 931,533	Colombian Peso 2,471,356,926	BNP Paribas	—	(76,284)	(76,284)
10/1/15	United States Dollar 4,332,870	Colombian Peso 11,495,103,060	BNP Paribas	—	(354,821)	(354,821)
10/2/15	Brazilian Real 24,766,959	United States Dollar 7,123,083	Standard Chartered Bank	36,159	—	36,159
10/2/15	United States Dollar 26,816,471	Brazilian Real 93,240,869	Standard Chartered Bank	—	(136,128)	(136,128)
10/2/15	United States Dollar 1,214,360	Indonesian Rupiah 16,527,445,000	Nomura International PLC	—	(11,306)	(11,306)
10/7/15	Euro 1,461,817	United States Dollar 1,614,621	Goldman Sachs International	7,780	—	7,780
10/8/15	Hungarian Forint 709,745,728	Euro 2,238,875	BNP Paribas	—	(73,852)	(73,852)
10/8/15	Hungarian Forint 752,077,000	Euro 2,372,408	BNP Paribas	—	(78,257)	(78,257)
10/8/15	United States Dollar 492,750	Azerbaijani Manat 401,000	ICBC Standard Bank plc	—	(116,577)	(116,577)
10/13/15	Euro 351,902	Serbian Dinar 46,064,000	Citibank, N.A.	31,599	—	31,599
10/13/15	Euro 43,111	Serbian Dinar 5,626,000	Deutsche Bank AG	3,714	—	3,714
10/15/15	Hungarian Forint 1,689,699,000	Euro 5,422,654	Bank of America, N.A.	—	(72,861)	(72,861)
10/16/15	Romanian Leu 45,095,025	United States Dollar 11,216,273	Bank of America, N.A.	—	(9,392)	(9,392)
10/21/15	Euro 2,790,201	United States Dollar 3,031,609	Goldman Sachs International	—	(36,131)	(36,131)
10/21/15	Euro 476,021	United States Dollar 517,054	Standard Chartered Bank	—	(6,316)	(6,316)
10/21/15	Euro 2,377,516	United States Dollar 2,582,458	Standard Chartered Bank	—	(31,548)	(31,548)
10/26/15	United States Dollar 396,611	Uruguayan Peso 11,000,000	HSBC Bank USA, N.A.	—	(18,946)	(18,946)
10/27/15	United States Dollar 2,629,357	Indian Rupee 169,827,000	Deutsche Bank AG	—	(10,079)	(10,079)
11/3/15	Euro 6,508,849	Polish Zloty 27,087,877	JPMorgan Chase Bank, N.A.	4,557	—	4,557
11/3/15	Polish Zloty 28,434,477	Euro 6,832,419	JPMorgan Chase Bank, N.A.	—	(4,783)	(4,783)
11/30/15	United States Dollar 211,613	Zambian Kwacha 1,640,000	Standard Chartered Bank	—	(9,274)	(9,274)
12/3/15	United States Dollar 213,138	Zambian Kwacha 1,671,000	ICBC Standard Bank plc	—	(7,275)	(7,275)
12/3/15	United States Dollar 355,371	Zambian Kwacha 2,779,000	ICBC Standard Bank plc	—	(13,006)	(13,006)
12/4/15	United States Dollar 202,323	Zambian Kwacha 1,568,000	Standard Chartered Bank	—	(9,244)	(9,244)
12/8/15	United States Dollar 213,222	Zambian Kwacha 1,661,000	ICBC Standard Bank plc	—	(9,089)	(9,089)

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
12/14/15	Serbian Dinar 588,515,915	Euro 4,628,517	Citibank, N.A.	$—	$(203,076)	$(203,076)
12/16/15	United States Dollar 179,139	Uruguayan Peso 5,070,000	HSBC Bank USA, N.A.	—	(7,836)	(7,836)
12/16/15	United States Dollar 1,176,904	Zambian Kwacha 9,309,900	Standard Chartered Bank	—	(37,175)	(37,175)
12/23/15	United States Dollar 119,298	Zambian Kwacha 952,000	Citibank, N.A.	—	(3,147)	(3,147)
12/28/15	United States Dollar 198,363	Zambian Kwacha 1,575,000	Standard Chartered Bank	—	(6,664)	(6,664)
1/11/16	United States Dollar 79,304	Zambian Kwacha 638,000	BNP Paribas	—	(2,171)	(2,171)
1/11/16	United States Dollar 213,254	Zambian Kwacha 1,802,000	ICBC Standard Bank plc	4,604	—	4,604
1/14/16	United States Dollar 191,716	Zambian Kwacha 1,620,000	Standard Chartered Bank	3,859	—	3,859
1/15/16	United States Dollar 198,745	Zambian Kwacha 1,584,000	Citibank, N.A.	—	(7,608)	(7,608)
1/19/16	United States Dollar 191,642	Zambian Kwacha 1,628,000	Standard Chartered Bank	4,430	—	4,430
1/19/16	United States Dollar 793,262	Zambian Kwacha 6,475,000	Standard Chartered Bank	—	(13,429)	(13,429)
1/29/16	Euro 54,699	Serbian Dinar 6,934,734	Citibank, N.A.	1,826	—	1,826
1/29/16	Euro 28,264	Serbian Dinar 3,581,000	Deutsche Bank AG	923	—	923
2/10/16	United States Dollar 1,187,452	Zambian Kwacha 9,529,300	Citibank, N.A.	—	(51,366)	(51,366)
3/10/16	United States Dollar 148,565	Zambian Kwacha 1,212,000	Standard Chartered Bank	—	(5,796)	(5,796)
3/14/16	United States Dollar 576,815	Zambian Kwacha 4,727,000	ICBC Standard Bank plc	—	(20,912)	(20,912)
3/14/16	United States Dollar 579,106	Zambian Kwacha 4,795,000	Standard Chartered Bank	—	(15,206)	(15,206)
3/24/16	United States Dollar 1,070,166	Zambian Kwacha 9,010,800	Barclays Bank PLC	—	(14,823)	(14,823)

				$3,251,306	$(7,016,418)	$(3,765,112)

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
8/10/15	COP	2,426,000	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	$832,328	$1,314
8/11/15	COP	2,452,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	841,381	1,333
9/3/15	COP	2,912,900	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	993,036	8,143
9/3/15	COP	1,300,700	Republic of Colombia, 7.00%, 9/11/19	Deutsche Bank AG	467,200	4,106

Settlement Date	Notional Amount (000’s omitted)		Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation
9/3/15	COP	633,200	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	$216,684	$937
9/16/15	COP	1,213,400	Republic of Colombia, 5.00%, 11/21/18	Standard Chartered Bank	415,116	1,965
9/23/15	COP	6,269,800	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	1,843,974	38,856
9/23/15	COP	6,183,700	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	2,512,923	37,026
9/23/15	COP	1,651,300	Republic of Colombia, 5.00%, 11/21/18	Deutsche Bank AG	565,438	2,174

						$95,854

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

COP	-	Colombian Peso

Futures Contracts

Expiration Month/ Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
9/15	50 Euro-Bobl	Short	$(7,085,913)	$(7,155,652)	$(69,739)
9/15	2 Euro-Bund	Short	(330,156)	(339,140)	(8,984)
9/15	10 IMM 10-Year Interest Rate Swap	Long	980,411	962,099	(18,312)
9/15	1 U.S. Long Treasury Bond	Short	(154,531)	(155,937)	(1,406)
9/15	270 U.S. 2-Year Deliverable Interest Rate Swap	Short	(27,163,925)	(27,240,468)	(76,543)
9/15	136 U.S. 5-Year Deliverable Interest Rate Swap	Short	(13,757,070)	(13,929,375)	(172,305)
9/15	125 U.S. 10-Year Deliverable Interest Rate Swap	Short	(12,724,121)	(12,972,656)	(248,535)
9/15	14 U.S. 30-Year Deliverable Interest Rate Swap	Short	(1,403,661)	(1,473,063)	(69,402)

					$(665,226)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
CME Group, Inc.	MXN	67,771	Pays	Mexico Interbank TIIE 28 Day	6.08%		6/27/24	$(12,291)
CME Group, Inc.	MXN	28,429	Pays	Mexico Interbank TIIE 28 Day	6.29		12/5/24	13,355
LCH.Clearnet(1)	EUR	2,210	Receives	6-month Euro Interbank Offered Rate	0.25	(2)	9/16/17	(916)
LCH.Clearnet(1)	EUR	20,640	Receives	6-month Euro Interbank Offered Rate	0.50	(2)	9/16/20	(137,659)
LCH.Clearnet(1)	EUR	6,646	Receives	6-month Euro Interbank Offered Rate	1.25	(2)	9/16/25	(117,106)
LCH.Clearnet	PLN	1,670	Pays	6-month PLN WIBOR	4.40		8/20/17	38,750
LCH.Clearnet	PLN	16,000	Pays	6-month PLN WIBOR	3.44		5/9/19	229,052
LCH.Clearnet	PLN	21,430	Pays	6-month PLN WIBOR	3.25		6/5/19	259,411
LCH.Clearnet	PLN	4,106	Pays	6-month PLN WIBOR	1.78		2/27/20	(19,081)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	6,426	Pays	6-month PLN WIBOR	1.72%		2/27/20	$(34,158)
LCH.Clearnet	PLN	19,188	Pays	6-month PLN WIBOR	1.78		2/27/20	(88,492)
LCH.Clearnet	PLN	4,400	Pays	6-month PLN WIBOR	2.19		10/28/21	2,128
LCH.Clearnet	PLN	11,400	Pays	6-month PLN WIBOR	2.44		10/28/24	(3,490)
LCH.Clearnet(1)		$450	Receives	3-month USD- LIBOR-BBA	2.75	(2)	9/16/25	(6,088)

								$123,415

(1)	Effective date, which represents the date on which the Portfolio and counterparty to the interest rate swap begin interest payment accrual, is after July 31, 2015.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

EUR	-	Euro

MXN	-	Mexican Peso

PLN	-	Polish Zloty

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	BRL	12,953	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/2/23	$299,010
Bank of America, N.A.	COP	2,909,349	Pays	Colombia IBR Overnight Interbank Rate	4.48	11/10/16	(221)
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.41	11/14/16	(635)
Bank of America, N.A.	COP	1,418,805	Pays	Colombia IBR Overnight Interbank Rate	4.45	11/15/16	(345)
Bank of America, N.A.	COP	3,818,465	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(2,570)
Bank of America, N.A.	COP	3,054,770	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/24/16	(2,080)
Bank of America, N.A.	COP	2,974,000	Pays	Colombia IBR Overnight Interbank Rate	4.28	12/5/16	(3,495)
Bank of America, N.A.	COP	1,419,000	Pays	Colombia IBR Overnight Interbank Rate	4.24	12/9/16	(1,976)
Bank of America, N.A.	MXN	26,000	Pays	Mexico Interbank TIIE 28 Day	6.46	9/24/20	81,043
Bank of America, N.A.	PLN	1,553	Pays	6-month PLN WIBOR	4.34	7/30/17	20,342
Bank of America, N.A.	PLN	1,553	Receives	6-month PLN WIBOR	3.35	7/30/17	(12,432)
Bank of America, N.A.	PLN	1,820	Pays	6-month PLN WIBOR	4.31	8/10/17	40,881
Bank of America, N.A.	PLN	2,950	Pays	6-month PLN WIBOR	4.35	8/23/17	67,052

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Bank of America, N.A.	PLN	2,970	Pays	6-month PLN WIBOR	4.30%	9/18/17	$66,907
Bank of America, N.A.	PLN	4,840	Pays	6-month PLN WIBOR	3.83	11/14/17	88,078
Bank of America, N.A.	PLN	4,840	Receives	6-month PLN WIBOR	3.61	11/14/17	(79,645)
Bank of America, N.A.	PLN	5,470	Receives	6-month PLN WIBOR	3.52	11/16/17	(86,132)
Bank of America, N.A.	PLN	3,600	Pays	6-month PLN WIBOR	4.95	9/14/20	161,030
Bank of America, N.A.	PLN	8,765	Pays	6-month PLN WIBOR	5.45	6/7/21	405,227
Barclays Bank PLC	BRL	90,832	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(541,199)
Barclays Bank PLC	BRL	22,098	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	(339,924)
Barclays Bank PLC	BRL	20,157	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	357,174
Barclays Bank PLC	MYR	18,000	Pays	3-month MYR KLIBOR	3.70	10/19/15	132
Barclays Bank PLC	MYR	21,700	Pays	3-month MYR KLIBOR	3.96	7/26/16	8,495
Barclays Bank PLC	MYR	9,556	Pays	3-month MYR KLIBOR	3.90	11/26/19	(19,637)
Barclays Bank PLC	MYR	10,000	Pays	3-month MYR KLIBOR	4.13	10/19/20	(7,068)
Barclays Bank PLC	MYR	21,070	Pays	3-month MYR KLIBOR	4.14	11/26/24	(154,644)
Barclays Bank PLC	PLN	3,893	Pays	6-month PLN WIBOR	4.32	8/2/17	87,637
Barclays Bank PLC	PLN	2,200	Pays	6-month PLN WIBOR	4.35	8/27/17	50,218
Barclays Bank PLC	PLN	5,470	Pays	6-month PLN WIBOR	3.81	11/16/17	98,735
Barclays Bank PLC	PLN	9,170	Pays	6-month PLN WIBOR	3.82	11/19/17	166,325
Barclays Bank PLC	PLN	9,170	Receives	6-month PLN WIBOR	3.53	11/19/17	(144,774)
Barclays Bank PLC	PLN	5,240	Pays	6-month PLN WIBOR	3.80	11/20/17	94,028
Barclays Bank PLC	PLN	2,300	Pays	6-month PLN WIBOR	5.36	7/30/20	89,235
Barclays Bank PLC	THB	47,850	Pays	6-month THBFIX	3.21	10/4/20	82,381
BNP Paribas	PLN	3,946	Pays	6-month PLN WIBOR	4.25	8/7/17	86,838
BNP Paribas	PLN	3,946	Receives	6-month PLN WIBOR	3.60	8/7/17	(66,523)
BNP Paribas	PLN	800	Pays	6-month PLN WIBOR	3.85	11/13/17	14,722
BNP Paribas	PLN	800	Receives	6-month PLN WIBOR	3.38	11/13/17	(11,792)
BNP Paribas	ZAR	142,000	Pays	3-month ZAR JIBAR	5.88	12/4/17	(306,978)
Citibank, N.A.	BRL	6,891	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	5,854
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.28	11/28/16	(2,424)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Citibank, N.A.	COP	2,095,430	Pays	Colombia IBR Overnight Interbank Rate	4.29%	12/1/16	$(2,331)
Citibank, N.A.	COP	1,966,000	Pays	Colombia IBR Overnight Interbank Rate	4.27	12/5/16	(2,412)
Citibank, N.A.	COP	2,505,930	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(3,333)
Citibank, N.A.	COP	4,979,980	Pays	Colombia IBR Overnight Interbank Rate	4.25	12/5/16	(6,624)
Citibank, N.A.	PLN	2,983	Pays	6-month PLN WIBOR	4.33	7/30/17	39,035
Citibank, N.A.	PLN	2,427	Pays	6-month PLN WIBOR	4.31	8/2/17	54,539
Citibank, N.A.	PLN	1,780	Pays	6-month PLN WIBOR	4.30	8/10/17	39,841
Citibank, N.A.	PLN	1,320	Pays	6-month PLN WIBOR	4.40	8/20/17	30,584
Citibank, N.A.	PLN	1,700	Pays	6-month PLN WIBOR	3.81	11/13/17	30,750
Citibank, N.A.	PLN	1,340	Pays	6-month PLN WIBOR	3.82	11/14/17	24,280
Citibank, N.A.	PLN	3,980	Pays	6-month PLN WIBOR	3.82	11/19/17	71,908
Citibank, N.A.	PLN	3,980	Receives	6-month PLN WIBOR	3.60	11/19/17	(65,080)
Credit Suisse International	MYR	25,230	Pays	3-month MYR KLIBOR	3.43	4/4/18	(89,263)
Deutsche Bank AG	BRL	4,372	Pays	Brazil CETIP Interbank Deposit Rate	12.96	1/2/18	3,241
Deutsche Bank AG	BRL	32,649	Pays	Brazil CETIP Interbank Deposit Rate	13.00	1/2/18	33,255
Deutsche Bank AG	BRL	1,970	Pays	Brazil CETIP Interbank Deposit Rate	12.98	1/2/23	38,386
Deutsche Bank AG	MXN	85,500	Pays	Mexico Interbank TIIE 28 Day	6.38	6/17/16	128,810
Deutsche Bank AG	MYR	31,996	Pays	3-month MYR KLIBOR	3.80	11/18/16	(3,785)
Deutsche Bank AG	MYR	10,800	Pays	3-month MYR KLIBOR	4.38	11/23/20	27,482
Deutsche Bank AG	PLN	3,100	Pays	6-month PLN WIBOR	5.11	4/23/17	54,361
Deutsche Bank AG	PLN	1,764	Pays	6-month PLN WIBOR	4.34	7/30/17	23,152
Deutsche Bank AG	PLN	5,339	Pays	6-month PLN WIBOR	4.36	8/1/17	121,968
Deutsche Bank AG	PLN	2,880	Pays	6-month PLN WIBOR	4.28	8/6/17	63,954
Deutsche Bank AG	PLN	2,174	Pays	6-month PLN WIBOR	4.24	8/7/17	47,756
Deutsche Bank AG	PLN	1,550	Pays	6-month PLN WIBOR	4.33	8/17/17	34,950
Deutsche Bank AG	PLN	1,040	Pays	6-month PLN WIBOR	3.79	11/16/17	18,609
Deutsche Bank AG	PLN	1,040	Receives	6-month PLN WIBOR	3.60	11/16/17	(17,002)
Goldman Sachs International	BRL	20,110	Pays	Brazil CETIP Interbank Deposit Rate	13.18	1/2/18	44,674
Goldman Sachs International	MYR	10,122	Pays	3-month MYR KLIBOR	4.04	11/18/21	(35,179)

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
Goldman Sachs International	PLN	1,061	Pays	6-month PLN WIBOR	4.35%	8/1/17	$24,137
Goldman Sachs International	PLN	11,000	Pays	6-month PLN WIBOR	5.54	5/10/21	527,067
HSBC Bank USA, N.A.	COP	2,156,856	Pays	Colombia IBR Overnight Interbank Rate	4.37	11/21/16	(1,452)
HSBC Bank USA, N.A.	MXN	44,030	Pays	Mexico Interbank TIIE 28 Day	7.28	12/23/20	240,935
HSBC Bank USA, N.A.	PLN	11,250	Pays	6-month PLN WIBOR	3.44	5/9/19	159,107
ICBC Standard Bank plc	ZAR	62,500	Pays	3-month ZAR JIBAR	7.98	5/20/19	64,865
ICBC Standard Bank plc	ZAR	22,000	Pays	3-month ZAR JIBAR	7.93	6/2/21	12,522
JPMorgan Chase Bank, N.A.	MYR	4,750	Pays	3-month MYR KLIBOR	4.44	4/8/19	17,061
JPMorgan Chase Bank, N.A.	PLN	1,210	Pays	6-month PLN WIBOR	4.33	8/17/17	27,284
JPMorgan Chase Bank, N.A.	PLN	16,200	Pays	6-month PLN WIBOR	4.93	10/13/17	441,842
JPMorgan Chase Bank, N.A.	PLN	9,900	Pays	6-month PLN WIBOR	4.91	10/11/18	331,880
JPMorgan Chase Bank, N.A.	ZAR	36,500	Pays	3-month ZAR JIBAR	9.05	10/12/15	20,782
Morgan Stanley & Co. International PLC	COP	1,943,514	Pays	Colombia IBR Overnight Interbank Rate	4.49	11/10/16	(97)
Morgan Stanley & Co. International PLC	COP	1,951,814	Pays	Colombia IBR Overnight Interbank Rate	4.46	11/15/16	(374)
Morgan Stanley & Co. International PLC	COP	5,294,120	Pays	Colombia IBR Overnight Interbank Rate	4.23	12/5/16	(7,588)
Morgan Stanley & Co. International PLC	MXN	29,200	Pays	Mexico Interbank TIIE 28 Day	7.95	12/3/31	225,732
Nomura International PLC	BRL	2,006	Pays	Brazil CETIP Interbank Deposit Rate	12.90	1/2/23	33,912
Nomura International PLC	BRL	4,440	Pays	Brazil CETIP Interbank Deposit Rate	12.83	1/2/23	66,039
Nomura International PLC	MYR	7,320	Pays	3-month MYR KLIBOR	3.91	10/24/19	(13,916)
Nomura International PLC	MYR	4,070	Pays	3-month MYR KLIBOR	4.19	10/24/24	(25,405)
The Bank of Nova Scotia	MXN	90,100	Pays	Mexico Interbank TIIE 28 Day	5.25	12/4/17	105,900

							$3,543,609

BRL	-	Brazilian Real

COP	-	Colombian Peso

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

PLN	-	Polish Zloty

THB	-	Thai Baht

ZAR	-	South African Rand

Credit Default Swaps — Sell Protection

Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Nigeria	Citibank, N.A.	$1,890	3.50%		6/20/16	2.64%	$21,610	$2,058	$23,668
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/15	0.77	1,566	483	2,049
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/15	0.77	1,061	343	1,404
South Africa	Bank of America, N.A.	2,600	1.00	(1)	9/20/17	1.26	(11,533)	36,460	24,927
South Africa	Bank of America, N.A.	3,040	1.00	(1)	9/20/17	1.26	(13,485)	16,737	3,252
South Africa	Bank of America, N.A.	920	1.00	(1)	9/20/17	1.26	(4,081)	6,727	2,646
South Africa	Bank of America, N.A.	680	1.00	(1)	9/20/17	1.26	(3,016)	4,432	1,416
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/15	0.77	1,516	544	2,060
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/15	0.77	1,142	413	1,555
South Africa	Barclays Bank PLC	450	1.00	(1)	9/20/17	1.26	(1,996)	4,895	2,899
South Africa	Barclays Bank PLC	431	1.00	(1)	9/20/17	1.26	(1,912)	4,372	2,460
South Africa	BNP Paribas	1,140	1.00	(1)	9/20/17	1.26	(5,057)	10,873	5,816
South Africa	BNP Paribas	750	1.00	(1)	9/20/17	1.26	(3,326)	8,454	5,128
South Africa	Credit Suisse International	840	1.00	(1)	12/20/15	0.77	1,698	1,367	3,065
South Africa	Credit Suisse International	790	1.00	(1)	12/20/15	0.77	1,596	630	2,226
South Africa	Credit Suisse International	775	1.00	(1)	12/20/15	0.77	1,566	568	2,134
South Africa	Credit Suisse International	1,300	1.00	(1)	9/20/17	1.26	(5,767)	19,752	13,985
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/15	0.77	717	327	1,044
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/15	0.77	1,233	446	1,679
South Africa	Deutsche Bank AG	2,000	1.00	(1)	9/20/17	1.26	(8,871)	28,046	19,175
South Africa	Deutsche Bank AG	810	1.00	(1)	9/20/17	1.26	(3,593)	12,617	9,024
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/15	0.77	1,657	654	2,311
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/15	0.77	1,647	626	2,273
South Africa	Goldman Sachs International	510	1.00	(1)	9/20/17	1.26	(2,262)	7,547	5,285
South Africa	JPMorgan Chase Bank, N.A.	1,500	1.00	(1)	9/20/15	0.77	2,151	597	2,748
South Africa	Nomura International PLC	5,000	1.00	(1)	9/20/17	1.26	(22,179)	32,665	10,486
South Africa	Nomura International PLC	400	1.00	(1)	9/20/17	1.26	(1,774)	3,341	1,567
Turkey	Bank of America, N.A.	6,387	1.00	(1)	12/20/17	1.58	(79,419)	72,433	(6,986)
Turkey	Barclays Bank PLC	7,630	1.00	(1)	9/20/19	2.03	(300,339)	261,507	(38,832)
Turkey	Deutsche Bank AG	3,220	1.00	(1)	9/20/19	2.03	(126,749)	108,912	(17,837)

Total		$48,423					$(556,199)	$648,826	$92,627

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation
South Africa	ICE Clear Credit	$150	1.00	%(1)	12/20/19	$5,835	$(4,012)	$1,823
South Africa	ICE Clear Credit	100	1.00	(1)	3/20/20	4,396	(2,891)	1,505

						$10,231	$(6,903)	$3,328

Credit Default Swaps — Buy Protection

Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**		Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Lebanon	Credit Suisse International	$350	1.00	%(1)	12/20/15	$140	$(2,299)	$(2,159)
Lebanon	Credit Suisse International	840	1.00	(1)	12/20/15	335	(5,796)	(5,461)
Lebanon	Credit Suisse International	1,000	1.00	(1)	12/20/15	400	(6,583)	(6,183)
Lebanon	Deutsche Bank AG	865	1.00	(1)	12/20/15	345	(5,937)	(5,592)
Lebanon	Deutsche Bank AG	1,140	1.00	(1)	12/20/15	456	(7,793)	(7,337)
Lebanon	Goldman Sachs International	2,471	1.00	(1)	6/20/18	124,246	(192,416)	(68,170)
Lebanon	Goldman Sachs International	215	5.00	(1)	12/20/18	(14,402)	8,224	(6,178)
Lebanon	Goldman Sachs International	199	5.00	(1)	12/20/18	(13,330)	7,040	(6,290)
Lebanon	HSBC Bank USA, N.A.	1,250	1.00	(1)	12/20/17	44,251	(85,050)	(40,799)
South Africa	Bank of America, N.A.	300	1.00	(1)	12/20/19	11,724	(6,106)	5,618
South Africa	Bank of America, N.A.	775	1.00	(1)	12/20/20	45,969	(16,088)	29,881
South Africa	Bank of America, N.A.	525	1.00	(1)	12/20/20	31,140	(11,954)	19,186
South Africa	Barclays Bank PLC	300	1.00	(1)	12/20/19	11,724	(7,058)	4,666
South Africa	Barclays Bank PLC	100	1.00	(1)	3/20/20	4,426	(1,853)	2,573
South Africa	Barclays Bank PLC	750	1.00	(1)	12/20/20	44,487	(16,441)	28,046
South Africa	Barclays Bank PLC	565	1.00	(1)	12/20/20	33,513	(11,685)	21,828
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,426	(2,032)	2,394
South Africa	Credit Suisse International	100	1.00	(1)	3/20/20	4,426	(2,472)	1,954
South Africa	Credit Suisse International	775	1.00	(1)	12/20/20	45,970	(17,105)	28,865
South Africa	Credit Suisse International	790	1.00	(1)	12/20/20	46,859	(18,323)	28,536
South Africa	Credit Suisse International	840	1.00	(1)	12/20/20	49,826	(23,946)	25,880
South Africa	Deutsche Bank AG	500	1.00	(1)	9/20/20	27,222	(14,612)	12,610
South Africa	Deutsche Bank AG	610	1.00	(1)	12/20/20	36,183	(13,148)	23,035
South Africa	Goldman Sachs International	815	1.00	(1)	12/20/20	48,343	(17,922)	30,421
South Africa	Goldman Sachs International	820	1.00	(1)	12/20/20	48,639	(18,324)	30,315
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,908	(2,789)	1,119
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	12/20/19	3,908	(3,347)	561
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(1,996)	2,430
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(2,067)	2,359
South Africa	JPMorgan Chase Bank, N.A.	100	1.00	(1)	3/20/20	4,426	(2,857)	1,569
Spain	Barclays Bank PLC	167	1.00	(1)	9/20/20	(1,288)	(8,375)	(9,663)
Spain	Barclays Bank PLC	300	1.00	(1)	12/20/20	(1,898)	(16,516)	(18,414)
Spain	Barclays Bank PLC	700	1.00	(1)	12/20/20	(4,430)	(38,397)	(42,827)
Spain	Barclays Bank PLC	690	1.00	(1)	12/20/20	(4,366)	(38,561)	(42,927)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(2,760)	(3,813)	(6,573)
Spain	Citibank, N.A.	300	1.00	(1)	3/20/20	(2,761)	(7,852)	(10,613)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(2,760)	(3,601)	(6,361)
Spain	Deutsche Bank AG	300	1.00	(1)	3/20/20	(2,761)	(7,852)	(10,613)
Spain	Deutsche Bank AG	550	1.00	(1)	6/20/20	(4,648)	(19,043)	(23,691)
Spain	Deutsche Bank AG	670	1.00	(1)	12/20/20	(4,240)	(37,443)	(41,683)
Spain	Deutsche Bank AG	3,265	1.00	(1)	12/20/20	(20,662)	(156,483)	(177,145)
Spain	Goldman Sachs International	193	1.00	(1)	9/20/20	(1,488)	(9,886)	(11,374)

						$604,350	$(850,557)	$(246,207)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2015, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $48,423,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps

Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Depreciation
Deutsche Bank AG	10.54% on TRY 21,450,000 plus USD 9,981,225	3-month USD- LIBOR-BBA on USD 9,981,225 plus TRY 21,450,000	4/3/19	$(1,890,659)
JPMorgan Chase Bank, N.A.	8.97% on TRY 8,196,576 plus USD 3,251,319	3-month USD- LIBOR-BBA on USD 3,251,319 plus TRY 8,196,576	3/3/20	(563,087)

				$(2,453,746)

TRY	-	New Turkish Lira

USD	-	United States Dollar

*

The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

At July 31, 2015, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year to date ended July 31, 2015, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments were used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at July 31, 2015 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Credit	Credit Default Swaps	$725,304	$(677,153)
Credit	Credit Default Swaps (centrally cleared)*	3,328	—

Total		$728,632	$(677,153)

Foreign Exchange	Forward Foreign Currency Exchange Contracts	$3,251,306	$(7,016,418)

Total		$3,251,306	$(7,016,418)

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Interest Rate	Cross-Currency Swaps	$—	$(2,453,746)
Interest Rate	Financial Futures Contracts*	—	(665,226)
Interest Rate	Interest Rate Swaps	5,601,944	(2,058,335)
Interest Rate	Interest Rate Swaps (centrally cleared)	542,696	(419,281)
Interest Rate	Non-deliverable Bond Forward Contracts	95,854	—

Total		$6,240,494	$(5,596,588)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared credit default swap contracts in the Futures Contracts and Centrally Cleared Swaps Contracts tables above.

Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of July 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date (1)	Interest Rate Paid (Received)	Principal Amount*		Value including Accrued Interest
Barclays Bank PLC	6/2/15	On Demand	(0.25)%		4,705,971	$4,705,971
Barclays Bank PLC	6/17/15	On Demand	(0.25)		196,250	196,250
Barclays Bank PLC	7/31/15	On Demand	(1.00)		683,375	683,375
Citibank, N.A.	5/13/15	On Demand	(1.00)		203,140	203,140
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	(0.35)		1,190,047	1,190,047
JPMorgan Chase Bank, N.A.	7/8/15	On Demand	(0.35)		167,076	167,076
JPMorgan Chase Bank, N.A.	7/7/15	On Demand	6.00	ZAR	44,180,521	3,506,040

ZAR	-	South African Rand

*	In U.S. dollars unless otherwise indicated.

(1)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2015.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$344,492,778

Gross unrealized appreciation	$3,760,272
Gross unrealized depreciation	(49,520,857)

Net unrealized depreciation	$(45,760,585)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2015, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Foreign Government Bonds	$—	$216,118,398	$—	$216,118,398
Foreign Corporate Bonds	—	25,216,100	—	25,216,100
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	1,972,972	1,972,972
Short-Term Investments -
Foreign Government Securities	—	8,559,441	—	8,559,441
U.S. Treasury Obligations	—	14,296,209	—	14,296,209
Repurchase Agreements	—	5,195,890	—	5,195,890
Other	—	27,373,183	—	27,373,183
Total Investments	$—	$296,759,221	$1,972,972	$298,732,193
Forward Foreign Currency Exchange Contracts	$—	$3,251,306	$—	$3,251,306
Non-deliverable Bond Forward Contracts	—	95,854	—	95,854
Swap Contracts	—	6,880,175	—	6,880,175
Total	$—	$306,986,556	$1,972,972	$308,959,528

Liability Description
Securities Sold Short	$—	$(1,668,059)	$—	$(1,668,059)
Forward Foreign Currency Exchange Contracts	—	(7,016,418)	—	(7,016,418)
Futures Contracts	(665,226)	—	—	(665,226)
Swap Contracts	—	(5,608,515)	—	(5,608,515)
Total	$(665,226)	$(14,292,992)	$—	$(14,958,218)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2015 is not presented. At July 31, 2015, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Emerging Markets Local Income Portfolio

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael A. Cirami
Michael A. Cirami
President

Date:	September 21, 2015

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	September 21, 2015